Nature of Business	12 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of Business
Atmos Energy Corporation (“Atmos Energy” or the “Company”) and our subsidiaries are engaged primarily in the regulated natural gas distribution and pipeline and storage businesses. Through our distribution business, we deliver natural gas through sales and transportation arrangements to over three million residential, commercial, public-authority and industrial customers through our six distribution divisions in the service areas described below:

Division	Service Area
Atmos Energy Colorado-Kansas Division	Colorado, Kansas
Atmos Energy Kentucky/Mid-States Division	Kentucky, Tennessee, Virginia(1)
Atmos Energy Louisiana Division	Louisiana
Atmos Energy Mid-Tex Division	Texas, including the Dallas/Fort Worth metropolitan area
Atmos Energy Mississippi Division	Mississippi
Atmos Energy West Texas Division	West Texas

(1)	Denotes location where we have more limited service areas.
In addition, we transport natural gas for others through our distribution system and manage our storage assets located in Kentucky and Tennessee, which are used solely to support our regulated natural gas distribution operations in those states. Our distribution business is subject to federal and state regulation and/or regulation by local authorities in each of the states in which our distribution divisions operate. Our corporate headquarters and shared-services function are located in Dallas, Texas, and our customer support centers are located in Amarillo and Waco, Texas.
Our pipeline and storage business, which is also subject to federal and state regulation, consists of the operations of our Atmos Pipeline–Texas (APT) Division and our Louisiana natural gas transmission business. The APT division transports natural gas to our Mid-Tex Division, transports natural gas for third parties and manages five underground storage reservoirs in Texas. We also provide ancillary services customary to the pipeline industry including parking arrangements, lending and sales of inventory on hand. Our natural gas transmission operations in Louisiana are comprised of a proprietary 21-mile pipeline located in New Orleans, Louisiana that is primarily used to aggregate gas supply for our distribution division in Louisiana under a long-term contract and on a more limited basis, to third parties.
On October 29, 2016, we entered into a Membership Interest Purchase Agreement (the Agreement) with CenterPoint Energy Services, Inc., a subsidiary of CenterPoint Energy, Inc. (CES) to sell all of the equity interests of AEM. AEM’s historical financial results are reflected in the Company’s consolidated financial statements as discontinued operations, which required retrospective application to financial information for all periods presented. Refer to Note 15, "Discontinued Operations," of the notes to consolidated financial statements for further information. Our discontinued natural gas marketing segment is primarily engaged in a nonregulated natural gas marketing business, conducted by Atmos Energy Marketing (AEM). The natural gas marketing business operates primarily in the Midwest and Southeast and is based in Houston, Texas. This business provides natural gas management and transportation services to municipalities, regulated distribution companies, including certain divisions of Atmos Energy, and third parties.
Additionally, as a result of the announced sale of AEM, we revised the information used by the chief operating decision maker to manage the Company, which led to a change in our reportable segments and required retrospective application to our financial information for all periods presented. Refer to Note 3, “Segment Information,” of the notes to consolidated financial statements for further information.